Shareholders' Deficit (Details) - Schedule of activity related to non-vested shares - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of activity related to non-vested shares [Abstract]
Number of Non-vested Shares, Beginning balance	23,826,926	17,675,299	5,998,672
Weighted Average Grant Date Fair Value, Beginning balance	$ 0.16
Number of Non-vested Shares, Granted	6,194,767	7,450,000	12,000,000
Weighted Average Grant Date Fair Value, Granted	$ 0.06	$ 0.04	$ 0.05
Number of Non-vested Shares, Forfeited	(700,000)		(323,373)
Weighted Average Grant Date Fair Value, Forfeited	$ (0.07)		$ (0.59)
Number of Non-vested Shares, Shares vested	(15,051,573)	(1,298,373)
Weighted Average Grant Date Fair Value, Shares vested	$ (0.14)	$ (0.41)
Number of Non-vested Shares, Ending balance	14,270,120	23,826,926	17,675,299
Weighted Average Grant Date Fair Value, Ending balance	$ 0.14	$ 0.16